SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOANS
9	SHORT-TERM BANK LOANS

As of December 31, 2011, the Group’s short-term bank loans drawn from certain PRC commercial banks amounted to RMB334,686 (US$53,176). The maturity of the loans is from 6 to 12 months. The loans bear the interest rates from 7.216% to 7.544% per annum. No pledge of assets or guarantee is required for the short-term bank loans.